UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 112.6%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.9%
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, Maturing July 18, 2018(2)		944	$933,943
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		1,270	1,015,966
Silver II US Holdings, LLC
Term Loan, 4.15%, Maturing December 13, 2019		37,740	37,630,323
TransDigm, Inc.
Term Loan, 4.12%, Maturing February 28, 2020		33,299	33,407,260
Term Loan, 4.14%, Maturing June 4, 2021		15,754	15,800,456
Term Loan, 3.99%, Maturing June 9, 2023		36,239	36,228,179
Wesco Aircraft Hardware Corp.
Term Loan, 4.00%, Maturing October 4, 2021		13,163	13,167,989

			$138,184,116

Automotive — 3.2%
Allison Transmission, Inc.
Term Loan, 2.99%, Maturing September 23, 2022		1,117	$1,129,642
American Axle and Manufacturing, Inc.
Term Loan, 3.24%, Maturing April 6, 2024		32,450	32,356,706
CS Intermediate Holdco 2, LLC
Term Loan, 3.90%, Maturing October 26, 2023		4,103	4,117,086
Dayco Products, LLC
Term Loan, 5.30%, Maturing December 12, 2019		14,292	14,345,634
FCA US, LLC
Term Loan, 2.99%, Maturing December 31, 2018		35,244	35,475,208
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		51,550	51,555,733
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 2.99%, Maturing April 30, 2019		15,325	15,510,172
Horizon Global Corporation
Term Loan, 5.50%, Maturing June 29, 2021		7,248	7,293,196
Lumileds Holding B.V.
Term Loan, Maturing February 27, 2024(4)		12,050	12,200,625
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022		13,416	13,449,916
TI Group Automotive Systems, LLC
Term Loan, 3.74%, Maturing June 30, 2022		23,917	24,096,348
Term Loan, 4.00%, Maturing June 30, 2022	EUR	6,846	7,522,323
Tower Automotive Holdings USA, LLC
Term Loan, 3.75%, Maturing March 7, 2024		17,661	17,646,193
Visteon Corporation
Term Loan, 3.35%, Maturing March 24, 2024		2,500	2,517,188

			$239,215,970

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Beverage and Tobacco — 0.3%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.25%, Maturing March 20, 2024		4,825	$4,897,375
Flavors Holdings, Inc.
Term Loan, 6.90%, Maturing April 3, 2020		7,673	6,675,728
Term Loan - Second Lien, 11.15%, Maturing October 3, 2021(3)		2,000	1,250,000
Jacobs Douwe Egberts International B.V.
Term Loan, Maturing July 2, 2022(4)	EUR	4,500	4,901,849
Term Loan, Maturing July 2, 2022(4)		7,275	7,275,000

			$24,999,952

Brokerage / Securities Dealers / Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020		8,639	$8,725,734
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		24,423	23,323,649
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.92%, Maturing March 3, 2023		3,800	3,819,000
Salient Partners L.P.
Term Loan, 9.66%, Maturing May 19, 2021		6,310	6,057,990
Virtus Investment Partners, Inc.
Term Loan, Maturing February 28, 2024(4)		4,450	4,513,969

			$46,440,342

Building and Development — 3.2%
American Bath Group, LLC
Term Loan, 6.40%, Maturing September 30, 2023		4,975	$5,021,641
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.74%, Maturing October 31, 2023		29,300	29,522,797
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019		8,600	8,685,495
Capital Automotive L.P.
Term Loan, 4.00%, Maturing March 24, 2024		7,857	7,931,890
CPG International, Inc.
Term Loan, 4.90%, Maturing September 30, 2020		19,890	20,057,577
DTZ U.S. Borrower, LLC
Term Loan, 4.34%, Maturing November 4, 2021		38,996	39,256,997
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022		15,092	15,144,528
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023		8,204	8,322,376
PCF GmbH
Term Loan, Maturing March 30, 2024(4)	EUR	7,300	7,950,894
Ply Gem Industries, Inc.
Term Loan, 4.15%, Maturing February 1, 2021		7,392	7,437,133

18	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Quikrete Holdings, Inc.
Term Loan, 4.24%, Maturing November 15, 2023	36,651	$36,963,758
RE/MAX International, Inc.
Term Loan, 3.90%, Maturing December 15, 2023	15,854	15,922,880
Realogy Corporation
Term Loan, 2.98%, Maturing July 20, 2021	2,944	2,940,070
Term Loan, 3.24%, Maturing July 20, 2022	15,139	15,267,483
Summit Materials Companies I, LLC
Term Loan, 3.74%, Maturing July 17, 2022	5,281	5,340,348
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023	5,376	5,437,590
Term Loan - Second Lien, 10.00%, Maturing September 30, 2024	9,850	9,917,719

		$241,121,176

Business Equipment and Services — 9.4%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	15,279	$14,257,251
AlixPartners, LLP
Term Loan, 4.15%, Maturing July 28, 2022	19,950	20,093,401
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	10,240	9,126,378
Brickman Group Ltd., LLC
Term Loan, 4.14%, Maturing December 18, 2020	2,487	2,500,003
Camelot UK Holdco Limited
Term Loan, 4.50%, Maturing October 3, 2023	18,671	18,775,522
Cast and Crew Payroll, LLC
Term Loan, 4.65%, Maturing August 12, 2022	16,096	16,155,921
CCC Information Services, Inc.
Term Loan, 4.04%, Maturing March 29, 2024	11,750	11,722,458
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	5,511	5,502,968
Change Healthcare Holdings, Inc.
Term Loan, 3.75%, Maturing March 1, 2024	63,100	63,353,536
Corporate Capital Trust, Inc.
Term Loan, 4.44%, Maturing May 20, 2019	17,338	17,544,047
CPM Holdings, Inc.
Term Loan, 5.25%, Maturing April 11, 2022	6,036	6,136,197
Crossmark Holdings, Inc.
Term Loan, 4.65%, Maturing December 20, 2019	15,311	11,559,862
DigitalGlobe, Inc.
Term Loan, 3.74%, Maturing January 15, 2024	6,733	6,769,598
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(3)	5,858	4,159,290
Term Loan, 5.66%, Maturing July 2, 2020(3)	3,491	2,478,472
Term Loan, 8.66%, Maturing July 2, 2020(3)	6,636	0

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
EIG Investors Corp.
Term Loan, 6.53%, Maturing November 9, 2019		48,460	$48,811,356
Term Loan, 6.04%, Maturing February 9, 2023		2,077	2,094,736
Extreme Reach, Inc.
Term Loan, 7.28%, Maturing February 7, 2020		8,588	8,696,852
First Data Corporation
Term Loan, 2.99%, Maturing June 2, 2020		21,281	21,355,448
Term Loan, 3.99%, Maturing July 10, 2022		36,866	37,104,290
Term Loan, 3.49%, Maturing April 26, 2024		7,494	7,506,805
Garda World Security Corporation
Term Loan, 4.01%, Maturing November 6, 2020		2,251	2,261,291
Term Loan, 4.01%, Maturing November 6, 2020		12,649	12,706,391
Term Loan, 4.75%, Maturing November 6, 2020	CAD	10,731	7,851,364
Term Loan, 4.01%, Maturing November 7, 2020		7,980	7,998,290
Gartner, Inc.
Term Loan, 2.99%, Maturing March 20, 2022		2,000	2,008,750
Term Loan, 2.99%, Maturing April 5, 2024		2,000	2,013,750
Global Payments, Inc.
Term Loan, 3.49%, Maturing April 22, 2023		2,518	2,529,821
Term Loan, Maturing April 22, 2023(4)		5,500	5,534,375
IG Investment Holdings, LLC
Term Loan, 6.15%, Maturing October 29, 2021		22,434	22,630,188
Information Resources, Inc.
Term Loan, 5.25%, Maturing January 18, 2024		17,825	18,042,251
ION Trading Finance Limited
Term Loan, 4.00%, Maturing August 11, 2023	EUR	8,229	9,064,910
Term Loan, 4.15%, Maturing August 11, 2023		11,297	11,307,624
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		5,547	5,588,728
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021		14,891	15,006,208
Term Loan, Maturing March 9, 2023(4)		2,500	2,531,625
Kronos Incorporated
Term Loan, 5.03%, Maturing November 1, 2023		52,946	53,195,730
MCS AMS Sub-Holdings, LLC
Term Loan, 7.65%, Maturing October 15, 2019		14,626	14,479,579
Monitronics International, Inc.
Term Loan, 6.65%, Maturing September 30, 2022		19,306	19,626,124
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		14,057	14,105,134
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022		16,429	16,615,490
ServiceMaster Company
Term Loan, 3.48%, Maturing November 8, 2023		23,042	23,248,570

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Spin Holdco, Inc.
Term Loan, 4.27%, Maturing November 14, 2019		31,495	$31,564,019
Tempo Acquisition, LLC
Term Loan, Maturing March 15, 2024(4)		8,275	8,295,687
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		2,979	3,007,813
Trans Union, LLC
Term Loan, 3.49%, Maturing April 9, 2023		20,664	20,872,759
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.29%, Maturing September 2, 2021		18,741	18,904,526
TriNet HR Corporation
Term Loan, 3.28%, Maturing July 7, 2019		536	536,539
Vestcom Parent Holdings, Inc.
Term Loan, 5.25%, Maturing December 19, 2023		12,406	12,514,459
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		4,505	4,527,809

			$704,274,195

Cable and Satellite Television — 4.8%
Altice US Finance I Corporation
Term Loan, 3.91%, Maturing June 21, 2025		3,500	$3,501,460
Atlantic Broadband Finance, LLC
Term Loan, 3.49%, Maturing November 30, 2019		4,044	4,062,027
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		15,841	15,924,153
Term Loan, 3.00%, Maturing January 3, 2021		6,341	6,374,373
Term Loan, 3.00%, Maturing January 15, 2022		2,942	2,957,244
Term Loan, 3.24%, Maturing January 15, 2024		19,899	20,023,369
CSC Holdings, LLC
Term Loan, 3.24%, Maturing July 15, 2025		41,991	42,020,144
MCC Iowa, LLC
Term Loan, 3.45%, Maturing January 29, 2021		5,993	6,039,418
Mediacom Illinois, LLC
Term Loan, 3.20%, Maturing February 15, 2024		4,746	4,777,991
Numericable Group SA
Term Loan, Maturing June 20, 2025(4)	EUR	9,175	9,998,782
Term Loan, 3.94%, Maturing June 21, 2025		17,025	16,984,208
Numericable U.S., LLC
Term Loan, 4.42%, Maturing January 14, 2025		3,980	3,987,462
Radiate Holdco, LLC
Term Loan, 3.99%, Maturing February 1, 2024		5,525	5,553,614
Telenet International Finance S.a.r.l.
Term Loan, 3.25%, Maturing January 31, 2025	EUR	2,500	2,723,930
Term Loan, 3.97%, Maturing January 31, 2025		25,200	25,349,638

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Term Loan, Maturing March 31, 2025(4)		22,175	$22,260,928
Term Loan, Maturing March 31, 2026(4)	EUR	3,500	3,828,039
UPC Financing Partnership
Term Loan, 3.74%, Maturing April 15, 2025		27,425	27,558,697
Virgin Media Bristol, LLC
Term Loan, 3.74%, Maturing January 31, 2025		66,006	66,327,893
Virgin Media Investment Holdings Limited
Term Loan, 3.76%, Maturing January 31, 2026	GBP	12,525	16,316,995
Ziggo Secured Finance B.V.
Term Loan, 3.00%, Maturing April 15, 2025	EUR	18,425	20,126,805
Ziggo Secured Finance Partnership
Term Loan, 3.49%, Maturing April 15, 2025		35,150	35,206,486

			$361,903,656

Chemicals and Plastics — 6.3%
A. Schulman, Inc.
Term Loan, 4.24%, Maturing June 1, 2022		9,642	$9,671,604
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.41%, Maturing September 13, 2023		2,262	2,267,707
Allnex USA, Inc.
Term Loan, 4.41%, Maturing September 13, 2023		1,704	1,708,469
Alpha 3 B.V.
Term Loan, 4.15%, Maturing January 31, 2024		5,525	5,564,714
Aruba Investments, Inc.
Term Loan, 4.65%, Maturing February 2, 2022		10,159	10,199,065
Axalta Coating Systems Dutch Holding B.V.
Term Loan, 3.00%, Maturing February 1, 2023	EUR	10,000	11,009,799
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.65%, Maturing February 1, 2023		30,974	31,322,500
Chemours Company (The)
Term Loan, 3.00%, Maturing May 12, 2022	EUR	6,050	6,633,515
Term Loan, 3.49%, Maturing May 12, 2022		2,958	2,977,872
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		3,787	3,819,236
Term Loan - Second Lien, 8.75%, Maturing August 1, 2022		5,325	5,333,877
Ferro Corporation
Term Loan, 2.75%, Maturing February 14, 2024	EUR	3,000	3,280,154
Term Loan, 3.54%, Maturing February 14, 2024		3,525	3,555,844
Flint Group GmbH
Term Loan, 3.75%, Maturing September 7, 2021	EUR	1,250	1,373,256
Term Loan, 4.15%, Maturing September 7, 2021		1,926	1,926,115
Flint Group US, LLC
Term Loan, 4.15%, Maturing September 7, 2021		3,000	3,000,000
Term Loan, 4.15%, Maturing September 7, 2021		11,651	11,651,416

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Gemini HDPE, LLC
Term Loan, 4.17%, Maturing August 7, 2021		14,114	$14,250,404
Huntsman International, LLC
Term Loan, 3.99%, Maturing April 19, 2019		1,421	1,428,462
Term Loan, 3.74%, Maturing October 1, 2021		6,119	6,186,140
Term Loan, 3.99%, Maturing April 1, 2023		13,955	14,129,311
Ineos Finance PLC
Term Loan, 3.25%, Maturing March 31, 2022	EUR	12,675	13,907,478
Term Loan, 3.25%, Maturing April 1, 2024	EUR	38,952	42,658,876
Ineos US Finance, LLC
Term Loan, 3.74%, Maturing March 31, 2022		12,668	12,770,848
Term Loan, 3.74%, Maturing April 1, 2024		13,990	14,092,680
Kraton Polymers, LLC
Term Loan, 5.00%, Maturing January 6, 2022		22,393	22,689,146
Kronos Worldwide, Inc.
Term Loan, 4.15%, Maturing February 18, 2020		8,885	8,925,414
MacDermid Funding, LLC
Term Loan, 4.25%, Maturing June 7, 2020	EUR	3,980	4,364,833
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		2,527	2,549,772
Term Loan, 3.50%, Maturing June 7, 2023	EUR	5,240	5,733,924
Term Loan, 4.00%, Maturing June 7, 2023		30,812	31,027,425
Minerals Technologies, Inc.
Term Loan, 3.30%, Maturing February 14, 2024		16,184	16,376,652
Orion Engineered Carbons GmbH
Term Loan, 4.15%, Maturing July 25, 2021		5,170	5,194,399
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,930	2,081,325
OXEA Finance, LLC
Term Loan, 4.40%, Maturing January 15, 2020		6,252	6,074,447
PKC Holding Corporation
Term Loan, Maturing March 29, 2024(4)		8,250	8,291,250
PQ Corporation
Term Loan, 5.25%, Maturing November 4, 2022		10,584	10,712,885
Proampac PG Borrower, LLC
Term Loan, 5.06%, Maturing November 18, 2023		1,700	1,721,462
Solenis International L.P.
Term Loan, 4.30%, Maturing July 31, 2021		8,512	8,550,830
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		577	580,050
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		3,272	3,286,952
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		17,680	17,871,603

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.65%, Maturing March 19, 2020		33,968	$34,188,869
Univar, Inc.
Term Loan, 3.74%, Maturing July 1, 2022		27,071	27,179,747
Versum Materials, Inc.
Term Loan, 3.65%, Maturing September 29, 2023		4,378	4,437,287
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022		16,946	17,115,272

			$473,672,886

Clothing / Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.50%, Maturing August 21, 2022		15,574	$14,113,576
Samsonite International S.A.
Term Loan, 3.24%, Maturing August 1, 2023		9,868	9,954,565

			$24,068,141

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 4.76%, Maturing October 6, 2021	GBP	1,103	$1,438,601
Spectrum Brands, Inc.
Term Loan, 3.12%, Maturing June 23, 2022		10,374	10,450,207
Term Loan, 4.41%, Maturing June 23, 2022	CAD	9,321	6,862,763

			$18,751,571

Containers and Glass Products — 2.7%
Anchor Glass Container Corporation
Term Loan, 4.25%, Maturing December 7, 2023		4,314	$4,352,476
Berry Plastics Group, Inc.
Term Loan, 3.51%, Maturing October 1, 2022		19,213	19,364,230
Term Loan, 3.52%, Maturing January 19, 2024		7,500	7,558,005
BWAY Holding Company
Term Loan, 4.23%, Maturing April 3, 2024		11,625	11,589,706
Constantia Flexibles Group GmbH
Term Loan, 4.00%, Maturing April 30, 2022		3,980	4,004,875
Flex Acquisition Company, Inc.
Term Loan, 4.40%, Maturing December 29, 2023		32,450	32,685,262
Horizon Holdings III SAS
Term Loan, 3.75%, Maturing December 22, 2022	EUR	14,475	15,882,181
Libbey Glass, Inc.
Term Loan, 3.99%, Maturing April 9, 2021		7,114	6,900,840
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		2,285	2,292,975

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Pelican Products, Inc.
Term Loan, 5.40%, Maturing April 10, 2020	7,056	$7,056,323
Reynolds Group Holdings, Inc.
Term Loan, 3.99%, Maturing February 5, 2023	59,605	59,968,374
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022	31,031	31,246,976

		$202,902,223

Cosmetics / Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 5.65%, Maturing August 26, 2022	22,549	$22,827,044
Prestige Brands, Inc.
Term Loan, 3.74%, Maturing January 26, 2024	2,793	2,820,076

		$25,647,120

Drugs — 4.5%
Albany Molecular Research, Inc.
Term Loan, 5.91%, Maturing July 16, 2021	18,082	$18,206,304
Alkermes, Inc.
Term Loan, 3.74%, Maturing September 25, 2021	11,311	11,424,437
AMAG Pharmaceuticals, Inc.
Term Loan, 4.78%, Maturing August 13, 2021	10,158	10,182,958
Amneal Pharmaceuticals, LLC
Term Loan, 4.65%, Maturing November 1, 2019	27,914	28,064,966
Arbor Pharmaceuticals, Inc.
Term Loan, 6.15%, Maturing July 5, 2023	25,248	25,752,545
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, Maturing April 5, 2024(4)	45,400	45,690,832
Horizon Pharma, Inc.
Term Loan, 4.75%, Maturing March 15, 2024	22,328	22,495,171
Jaguar Holding Company II
Term Loan, 4.33%, Maturing August 18, 2022	59,411	59,812,494
Mallinckrodt International Finance S.A.
Term Loan, 3.90%, Maturing September 24, 2024	27,823	27,855,848
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.74%, Maturing April 1, 2022	83,994	84,527,730

		$334,013,285

Ecological Services and Equipment — 1.1%
Advanced Disposal Services, Inc.
Term Loan, 3.70%, Maturing November 10, 2023	35,214	$35,553,314
Casella Waste Systems, Inc.
Term Loan, 3.75%, Maturing October 17, 2023	4,888	4,912,189

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		18,276	$18,527,053
GFL Environmental, Inc.
Term Loan, 4.75%, Maturing September 27, 2023	CAD	9,726	7,134,012
Term Loan, 3.90%, Maturing September 29, 2023		18,345	18,433,254

			$84,559,822

Electronics / Electrical — 11.0%
Answers Finance, LLC
Term Loan, 8.00%, Maturing April 15, 2021		2,843	$2,835,704
Term Loan - Second Lien, 11.90%, Maturing September 15, 2021		3,327	3,318,367
Applied Systems, Inc.
Term Loan, 4.40%, Maturing January 25, 2021		25,883	26,090,992
Aptean, Inc.
Term Loan, 6.04%, Maturing December 20, 2022		13,790	14,019,838
Term Loan - Second Lien, 10.54%, Maturing December 14, 2023		4,700	4,711,750
Avast Software B.V.
Term Loan, 3.50%, Maturing September 30, 2023	EUR	5,200	5,709,203
Term Loan, 4.40%, Maturing September 30, 2023		22,266	22,502,408
Campaign Monitor Finance Pty. Limited
Term Loan, 6.40%, Maturing March 18, 2021		7,135	6,691,704
CommScope, Inc.
Term Loan, 3.49%, Maturing December 29, 2022		8,250	8,315,211
CPI International, Inc.
Term Loan, 4.25%, Maturing April 7, 2021		10,641	10,700,677
Cypress Semiconductor Corporation
Term Loan, 4.74%, Maturing July 5, 2021		13,465	13,624,884
Electrical Components International, Inc.
Term Loan, 5.90%, Maturing May 28, 2021		6,011	6,060,281
Electro Rent Corporation
Term Loan, 6.00%, Maturing January 19, 2024		11,097	11,212,787
Entegris, Inc.
Term Loan, 3.24%, Maturing April 30, 2021		2,327	2,347,221
Excelitas Technologies Corp.
Term Loan, 6.15%, Maturing October 31, 2020		8,319	8,322,451
Eze Castle Software, Inc.
Term Loan, 4.15%, Maturing April 6, 2020		23,684	23,861,733
Go Daddy Operating Company, LLC
Term Loan, 3.75%, Maturing February 3, 2018	EUR	12,500	13,548,165
Term Loan, 3.49%, Maturing February 15, 2024		48,050	48,266,225
Hyland Software, Inc.
Term Loan, 4.24%, Maturing July 1, 2022		30,677	30,880,512

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Infoblox, Inc.
Term Loan, 5.99%, Maturing November 1, 2023		17,400	$17,617,500
Infor (US), Inc.
Term Loan, 3.75%, Maturing February 1, 2022	EUR	10,806	11,863,352
Term Loan, 3.90%, Maturing February 1, 2022		69,447	69,453,412
Informatica Corporation
Term Loan, 4.65%, Maturing August 5, 2022		38,851	38,774,335
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		10,394	10,394,104
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.99%, Maturing May 7, 2021		9,274	9,413,146
MA FinanceCo., LLC
Term Loan, 3.67%, Maturing November 20, 2021		34,751	34,924,483
Term Loan, Maturing April 18, 2024(4)		4,637	4,659,951
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		41,562	41,775,654
MaxLinear, Inc.
Term Loan, Maturing April 5, 2024(4)		12,963	12,986,805
MH Sub I, LLC
Term Loan, 0.00%, Maturing July 8, 2021(2)		2,038	2,059,892
Term Loan, 4.75%, Maturing July 8, 2021		3,727	3,766,789
Term Loan, 4.75%, Maturing July 8, 2021		13,105	13,236,376
Microsemi Corporation
Term Loan, 3.24%, Maturing January 15, 2023		887	891,976
MTS Systems Corporation
Term Loan, 5.24%, Maturing July 5, 2023		9,403	9,525,926
Ramundsen Holdings, LLC
Term Loan, 5.40%, Maturing February 1, 2024		14,000	14,175,000
Renaissance Learning, Inc.
Term Loan, 4.90%, Maturing April 9, 2021		17,956	18,079,717
Term Loan - Second Lien, 8.15%, Maturing April 11, 2022		2,450	2,448,978
Rocket Software, Inc.
Term Loan, 5.40%, Maturing October 14, 2023		14,178	14,333,452
Sensata Technologies B.V.
Term Loan, 3.24%, Maturing October 14, 2021		806	813,152
SGS Cayman L.P.
Term Loan, 6.15%, Maturing April 23, 2021		828	803,161
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021		36,388	34,182,199
SS&C Technologies, Inc.
Term Loan, 3.24%, Maturing July 8, 2022		1,226	1,235,709
Term Loan, 3.24%, Maturing July 8, 2022		14,760	14,879,925
SurveyMonkey, Inc.
Term Loan, 5.66%, Maturing April 13, 2024		12,900	12,964,500

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Sutherland Global Services, Inc.
Term Loan, 6.15%, Maturing April 23, 2021		3,557	$3,450,338
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 19, 2024		7,750	7,317,294
Syncsort Incorporated
Term Loan, 6.40%, Maturing December 9, 2022		11,047	11,085,293
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023		46,673	46,736,844
VeriFone, Inc.
Term Loan, 3.00%, Maturing July 8, 2019		4,889	4,866,084
Veritas US, Inc.
Term Loan, 6.77%, Maturing January 27, 2023		15,721	15,664,161
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023		29,149	29,297,578
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing August 26, 2023	EUR	1,883	2,061,184
Term Loan, 4.54%, Maturing August 26, 2023		11,898	11,954,069
Western Digital Corporation
Term Loan, 3.74%, Maturing April 29, 2023		16,193	16,342,864
Zebra Technologies Corporation
Term Loan, 3.60%, Maturing October 27, 2021		17,250	17,438,969

			$824,494,285

Equipment Leasing — 0.9%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.24%, Maturing September 20, 2020		2,250	$2,277,322
Term Loan, 3.74%, Maturing March 20, 2022		54,150	55,030,100
Flying Fortress, Inc.
Term Loan, 3.40%, Maturing April 30, 2020		11,500	11,607,812

			$68,915,234

Financial Intermediaries — 4.2%
AerCap Holdings N.V.
Term Loan, 3.40%, Maturing October 6, 2023		24,125	$24,376,310
Americold Realty Operating Partnership L.P.
Term Loan, 4.75%, Maturing December 1, 2022		5,563	5,632,065
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020		18,042	18,094,154
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020		4,650	4,667,438
Citco Funding, LLC
Term Loan, 3.99%, Maturing March 31, 2022		28,048	28,232,324
Clipper Acquisitions Corp.
Term Loan, 3.31%, Maturing February 6, 2020		12,605	12,723,546

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023	8,234	$8,254,209
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	6,352	6,422,467
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 26, 2022	25,825	26,260,797
Geo Group, Inc. (The)
Term Loan, 3.20%, Maturing March 22, 2024	4,375	4,382,293
Guggenheim Partners, LLC
Term Loan, 3.74%, Maturing July 21, 2023	45,278	45,720,921
Harbourvest Partners, LLC
Term Loan, 3.66%, Maturing February 4, 2021	5,037	5,062,160
LPL Holdings, Inc.
Term Loan, 3.77%, Maturing March 10, 2024	12,150	12,225,938
MIP Delaware, LLC
Term Loan, 4.15%, Maturing March 9, 2020	2,376	2,386,415
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022	22,730	23,099,299
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020	5,505	5,395,206
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022	25,162	25,680,903
Sesac Holdco II, LLC
Term Loan, 4.26%, Maturing February 23, 2024	7,225	7,236,293
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	9,319	9,411,707
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020	39,864	36,027,320

		$311,291,765

Food Products — 3.0%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023	22,078	$22,184,009
Blue Buffalo Company, Ltd.
Term Loan, 3.78%, Maturing August 8, 2019	3,912	3,956,497
Del Monte Foods, Inc.
Term Loan, 4.31%, Maturing February 18, 2021	12,654	10,661,079
Term Loan - Second Lien, 8.31%, Maturing August 18, 2021	6,263	4,239,268
Dole Food Company, Inc.
Term Loan, 4.09%, Maturing April 6, 2024	15,850	15,932,087
High Liner Foods Incorporated
Term Loan, 4.31%, Maturing April 24, 2021	8,713	8,734,867
HLF Financing S.a.r.l.
Term Loan, 6.49%, Maturing February 13, 2023	13,950	13,938,380

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
JBS USA, LLC
Term Loan, 3.48%, Maturing October 30, 2022		57,925	$58,205,589
Keurig Green Mountain, Inc.
Term Loan, 2.50%, Maturing March 3, 2021		3,701	3,701,095
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	6,913	5,870,242
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	4,460	303,667
Nature’s Bounty Co. (The)
Term Loan, 4.65%, Maturing May 5, 2023		33,091	33,277,288
Term Loan, 5.25%, Maturing May 5, 2023	GBP	2,481	3,239,865
Nomad Foods Europe Midco Limited
Term Loan, Maturing April 18, 2024(4)	EUR	3,425	3,760,698
Term Loan, Maturing April 18, 2024(4)		8,175	8,217,575
Oak Tea, Inc.
Term Loan, 3.69%, Maturing July 2, 2022		11,010	11,083,140
Pinnacle Foods Finance, LLC
Term Loan, 2.98%, Maturing February 2, 2024		11,795	11,883,019
R&R Ice Cream PLC
Term Loan, 3.00%, Maturing September 29, 2023	EUR	5,500	6,052,462

			$225,240,827

Food Service — 2.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.31%, Maturing February 16, 2024		82,672	$82,817,998
Centerplate, Inc.
Term Loan, 4.81%, Maturing November 26, 2019		10,659	10,659,110
Landry’s, Inc.
Term Loan, 3.73%, Maturing October 4, 2023		20,816	20,865,053
Manitowoc Foodservice, Inc.
Term Loan, 4.00%, Maturing March 3, 2023		7,336	7,425,833
NPC International, Inc.
Term Loan, Maturing March 17, 2024(4)		12,525	12,661,999
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019		4,299	4,240,282
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.90%, Maturing May 14, 2020		1,997	2,011,751
TKC Holdings, Inc.
Term Loan, 4.75%, Maturing February 1, 2023		9,075	9,170,006
US Foods, Inc.
Term Loan, 3.74%, Maturing June 27, 2023		6,494	6,558,675
Weight Watchers International, Inc.
Term Loan, 4.34%, Maturing April 2, 2020		43,790	41,616,504

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Service (continued)
Yum! Brands, Inc.
Term Loan, 2.99%, Maturing June 16, 2023	16,289	$16,397,976

		$214,425,187

Food / Drug Retailers — 1.8%
Albertsons, LLC
Term Loan, 3.99%, Maturing August 22, 2021	17,675	$17,755,006
Term Loan, 4.40%, Maturing December 22, 2022	10,691	10,748,317
Term Loan, 4.30%, Maturing June 22, 2023	41,679	41,910,400
General Nutrition Centers, Inc.
Term Loan, 3.50%, Maturing March 4, 2019	8,496	7,844,304
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	33,665	33,837,132
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	6,000	6,026,250
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	15,862	16,003,447

		$134,124,856

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing November 3, 2023	8,480	$8,527,330

		$8,527,330

Health Care — 11.3%
Acadia Healthcare Company, Inc.
Term Loan, 3.98%, Maturing February 11, 2022	2,053	$2,065,580
ADMI Corp.
Term Loan, 4.87%, Maturing April 30, 2022	17,380	17,520,967
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	5,160	5,230,976
Alere, Inc.
Term Loan, 3.99%, Maturing June 18, 2020	986	986,486
Term Loan, 4.25%, Maturing June 18, 2022	27,966	28,062,075
Alliance Healthcare Services, Inc.
Term Loan, 4.35%, Maturing June 3, 2019	13,124	13,131,887
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.65%, Maturing August 4, 2021	7,128	7,168,292
Auris Luxembourg III S.a.r.l.
Term Loan, 4.15%, Maturing January 17, 2022	15,869	16,012,494
Beaver-Visitec International, Inc.
Term Loan, 6.15%, Maturing August 21, 2023	5,721	5,721,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
BioClinica, Inc.
Term Loan, 5.37%, Maturing October 20, 2023	4,838	$4,880,206
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	28,427	28,640,283
CeramTec Acquisition Corporation
Term Loan, 3.80%, Maturing August 30, 2020	1,059	1,070,418
CHG Healthcare Services, Inc.
Term Loan, 4.92%, Maturing June 7, 2023	25,139	25,431,323
Community Health Systems, Inc.
Term Loan, 3.80%, Maturing December 31, 2019	15,806	15,765,320
Term Loan, 4.05%, Maturing January 27, 2021	29,908	29,752,662
Concentra, Inc.
Term Loan, 4.06%, Maturing June 1, 2022	10,783	10,856,966
Convatec, Inc.
Term Loan, 3.49%, Maturing October 31, 2023	4,300	4,364,500
CPI Holdco, LLC
Term Loan, 5.15%, Maturing March 21, 2024	6,075	6,120,563
DaVita HealthCare Partners, Inc.
Term Loan, 3.74%, Maturing June 24, 2021	9,758	9,881,025
DJO Finance, LLC
Term Loan, 4.25%, Maturing April 21, 2020	19,650	19,228,350
Term Loan, 4.25%, Maturing June 8, 2020	5,739	5,615,799
Envision Healthcare Corporation
Term Loan, 4.15%, Maturing December 1, 2023	60,648	61,316,098
Faenza Acquisition GmbH
Term Loan, 3.80%, Maturing August 30, 2020	2,769	2,800,153
Term Loan, 3.80%, Maturing August 30, 2020	9,071	9,173,368
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.90%, Maturing October 28, 2023	16,886	16,996,136
Greatbatch Ltd.
Term Loan, 4.50%, Maturing October 27, 2022	14,778	14,885,364
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.20%, Maturing January 31, 2025	36,925	37,086,621
HCA, Inc.
Term Loan, 3.24%, Maturing February 15, 2024	1,500	1,516,071
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	24,329	24,415,326
Indivior Finance S.a.r.l.
Term Loan, 7.04%, Maturing December 19, 2019	8,942	9,008,676
inVentiv Health, Inc.
Term Loan, 4.80%, Maturing November 9, 2023	30,025	30,242,910
Kindred Healthcare, Inc.
Term Loan, 4.69%, Maturing April 9, 2021	39,086	39,190,284
Kinetic Concepts, Inc.
Term Loan, 4.40%, Maturing February 2, 2024	27,675	27,758,606

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
KUEHG Corp.
Term Loan, 4.92%, Maturing August 13, 2022		19,869	$20,017,688
Medical Depot Holdings, Inc.
Term Loan, 6.65%, Maturing January 3, 2023		7,702	7,492,080
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019		5,484	5,374,509
MPH Acquisition Holdings, LLC
Term Loan, 4.90%, Maturing June 7, 2023		42,975	43,583,525
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, Maturing December 12, 2017		4,104	4,021,550
National Mentor Holdings, Inc.
Term Loan, 4.40%, Maturing January 31, 2021		7,271	7,305,457
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		4,868	4,870,874
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		2,439	1,321,306
Onex Carestream Finance L.P.
Term Loan, 5.15%, Maturing June 7, 2019		10,491	10,428,527
Opal Acquisition, Inc.
Term Loan, 5.15%, Maturing November 27, 2020		22,626	21,409,676
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		27,799	27,699,247
Patheon Holdings I B.V.
Term Loan, 4.41%, Maturing April 30, 2024		27,675	27,782,241
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023		12,777	12,805,081
Quintiles IMS Incorporated
Term Loan, 3.15%, Maturing March 7, 2024		17,191	17,369,850
RadNet, Inc.
Term Loan, 4.31%, Maturing June 30, 2023		13,259	13,375,054
Select Medical Corporation
Term Loan, 4.65%, Maturing March 6, 2024		13,925	14,078,635
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.15%, Maturing May 15, 2022		5,010	4,990,839
Team Health Holdings, Inc.
Term Loan, 3.75%, Maturing February 6, 2024		36,050	35,901,294
Tecomet, Inc.
Term Loan, 5.90%, Maturing December 5, 2021		20,321	20,378,165
Term Loan, Maturing April 13, 2024(4)		7,500	7,542,188
Vedici Groupe
Term Loan, Maturing October 31, 2022(4)	EUR	8,000	8,771,590

			$848,416,411

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Home Furnishings — 0.6%
Serta Simmons Bedding, LLC
Term Loan, 4.54%, Maturing November 8, 2023		46,109	$46,316,930

			$46,316,930

Industrial Equipment — 5.4%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		29,518	$29,075,100
Blount International, Inc.
Term Loan, 6.00%, Maturing April 12, 2023		1,933	1,954,979
Coherent Holding GmbH
Term Loan, 4.25%, Maturing November 7, 2023	EUR	8,409	9,217,698
Columbus McKinnon Corporation
Term Loan, 4.15%, Maturing January 31, 2024		9,719	9,816,292
Delachaux S.A.
Term Loan, 4.00%, Maturing October 28, 2021	EUR	4,377	4,792,073
Term Loan, 4.65%, Maturing October 28, 2021		10,815	10,787,563
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		16,317	16,531,576
EWT Holdings III Corp.
Term Loan, 4.90%, Maturing January 15, 2021		11,827	11,915,765
Term Loan, 5.65%, Maturing January 15, 2021		4,391	4,429,068
Filtration Group Corporation
Term Loan, 4.30%, Maturing November 21, 2020		18,984	19,162,353
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020		40,723	40,767,540
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,209	3,527,296
Gates Global, LLC
Term Loan, 3.50%, Maturing April 1, 2024	EUR	8,075	8,841,905
Term Loan, 4.41%, Maturing April 1, 2024		34,057	34,277,587
Generac Power Systems, Inc.
Term Loan, 3.90%, Maturing May 31, 2023		19,588	19,746,983
Harsco Corporation
Term Loan, 6.00%, Maturing November 2, 2023		5,889	6,017,439
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		27,032	27,228,221
Milacron, LLC
Term Loan, 3.99%, Maturing September 28, 2023		30,162	30,350,590
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		16,293	15,560,067
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing March 31, 2022	EUR	13,075	14,413,206
Rexnord, LLC
Term Loan, 3.89%, Maturing August 21, 2023		51,596	51,868,392
Signode Industrial Group US, Inc.
Term Loan, 3.81%, Maturing May 1, 2021		5,878	5,936,453

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
STS Operating, Inc.
Term Loan, 4.77%, Maturing February 12, 2021	5,362	$5,287,937
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022	9,348	9,363,271
Terex Corporation
Term Loan, 3.54%, Maturing January 31, 2024	10,144	10,205,477
Unifrax Corporation
Term Loan, 4.90%, Maturing April 4, 2024	5,050	5,073,144

		$406,147,975

Insurance — 3.3%
Alliant Holdings I, Inc.
Term Loan, 4.42%, Maturing August 12, 2022	20,567	$20,692,076
AmWINS Group, Inc.
Term Loan, 3.75%, Maturing January 25, 2024	28,947	28,986,069
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022	16,286	16,430,174
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023	1,225	1,247,969
Asurion, LLC
Term Loan, 4.24%, Maturing July 8, 2020	2,659	2,682,666
Term Loan, 4.25%, Maturing August 4, 2022	35,332	35,618,998
Term Loan, 4.75%, Maturing November 3, 2023	15,059	15,146,055
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	12,675	12,899,449
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019	11,700	10,559,593
Term Loan - Second Lien, 9.32%, Maturing June 10, 2020(3)	6,266	5,067,241
Hub International Limited
Term Loan, 4.03%, Maturing October 2, 2020	28,225	28,441,685
NFP Corp.
Term Loan, 4.65%, Maturing January 8, 2024	20,380	20,578,653
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	45,274	45,372,912

		$243,723,540

Leisure Goods / Activities / Movies — 3.6%
AMC Entertainment, Inc.
Term Loan, 3.74%, Maturing December 15, 2022	656	$660,465
Term Loan, 3.74%, Maturing December 15, 2023	3,965	3,998,270
Ancestry.com Operations, Inc.
Term Loan, 4.25%, Maturing October 19, 2023	28,859	29,174,154
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, Maturing June 30, 2023	32,064	32,281,460

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Bright Horizons Family Solutions, Inc.
Term Loan, 3.74%, Maturing November 7, 2023	7,303	$7,372,583
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.15%, Maturing July 8, 2022	18,338	18,539,450
Cedar Fair L.P.
Term Loan, Maturing April 13, 2024(4)	2,488	2,508,946
Cinemark USA, Inc.
Term Loan, 3.24%, Maturing May 9, 2022	2,440	2,467,968
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.57%, Maturing February 1, 2024	9,000	9,022,500
Emerald Expositions Holding, Inc.
Term Loan, 4.90%, Maturing June 17, 2020	13,795	13,898,654
Kasima, LLC
Term Loan, 3.64%, Maturing May 17, 2021	331	333,778
Lindblad Expeditions, Inc.
Term Loan, 5.82%, Maturing May 8, 2021	640	645,629
Term Loan, 5.82%, Maturing May 8, 2021	4,960	5,003,623
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing October 31, 2023	16,766	16,899,357
Match Group, Inc.
Term Loan, 4.28%, Maturing November 16, 2022	4,911	4,979,031
National CineMedia, LLC
Term Loan, 3.75%, Maturing November 26, 2019	1,232	1,242,676
Nord Anglia Education Finance, LLC
Term Loan, 4.55%, Maturing March 31, 2021	18,939	18,986,358
Regal Cinemas Corporation
Term Loan, 3.49%, Maturing April 1, 2022	5,347	5,411,885
Sabre GLBL, Inc.
Term Loan, 3.74%, Maturing February 22, 2024	11,441	11,562,813
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.15%, Maturing March 31, 2024	19,220	19,231,968
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	911	364,448
SRAM, LLC
Term Loan, 4.54%, Maturing March 15, 2024	16,272	16,353,155
Steinway Musical Instruments, Inc.
Term Loan, 4.92%, Maturing September 19, 2019	5,212	4,951,176
Travel Leaders Group, LLC
Term Loan, 6.24%, Maturing January 25, 2024	13,000	13,170,625
UFC Holdings, LLC
Term Loan, 4.25%, Maturing August 18, 2023	10,249	10,321,705
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing November 1, 2023	18,377	18,473,532

		$267,856,209

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 4.3%
Affinity Gaming, LLC
Term Loan, 4.52%, Maturing July 1, 2023		11,756	$11,845,764
Amaya Holdings B.V.
Term Loan, 4.65%, Maturing August 1, 2021		39,986	40,092,526
Term Loan - Second Lien, 8.15%, Maturing August 1, 2022		5,550	5,591,210
Boyd Gaming Corporation
Term Loan, 3.45%, Maturing September 15, 2023		16,102	16,198,511
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2022(6)		6,346	7,425,068
Term Loan, Maturing March 31, 2024(4)		5,025	4,997,780
Caesars Growth Properties Holdings, LLC
Term Loan, 3.75%, Maturing May 8, 2021		5,850	5,871,937
CityCenter Holdings, LLC
Term Loan, 3.49%, Maturing April 18, 2024		25,950	26,021,362
Eldorado Resorts, LLC
Term Loan, 5.25%, Maturing March 13, 2024		14,100	14,117,625
ESH Hospitality, Inc.
Term Loan, 3.49%, Maturing August 30, 2023		37,166	37,382,113
Four Seasons Holdings, Inc.
Term Loan, 4.15%, Maturing November 30, 2023		6,933	7,021,758
Gateway Casinos & Entertainment Limited
Term Loan, 4.80%, Maturing February 22, 2023		5,875	5,961,292
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019		1,145	1,163,021
Term Loan, 4.50%, Maturing November 21, 2019		2,672	2,713,716
Hilton Worldwide Finance, LLC
Term Loan, 2.99%, Maturing October 25, 2023		39,540	39,910,802
La Quinta Intermediate Holdings, LLC
Term Loan, 3.91%, Maturing April 14, 2021		12,534	12,647,744
Las Vegas Sands, LLC
Term Loan, 2.99%, Maturing March 29, 2024		3,990	3,998,104
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.74%, Maturing April 23, 2021		22,565	22,613,927
Term Loan, 3.49%, Maturing April 25, 2023		23,785	23,888,871
Parkdean Resorts Holdco Limited
Term Loan, 4.50%, Maturing February 17, 2024	GBP	2,925	3,843,932
Playa Resorts Holding B.V.
Term Loan, Maturing April 5, 2024(4)		18,825	18,901,486
Tropicana Entertainment, Inc.
Term Loan, 4.04%, Maturing November 27, 2020		7,655	7,722,151

			$319,930,700

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals — 1.0%
Dynacast International, LLC
Term Loan, 4.40%, Maturing January 28, 2022	17,999	$18,043,591
Fairmount Santrol, Inc.
Term Loan, 4.65%, Maturing September 5, 2019	18,587	18,308,204
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	11,069	11,228,497
Murray Energy Corporation
Term Loan, 8.40%, Maturing April 16, 2020	17,165	16,530,779
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	190	0
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)	3,252	535,280
Oxbow Carbon, LLC
Term Loan, 6.25%, Maturing July 19, 2019	928	930,344
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	10,550	10,615,938
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	1,434	550,639

		$76,743,272

Oil and Gas — 2.7%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	34,350	$22,155,734
Bronco Midstream Funding, LLC
Term Loan, 5.06%, Maturing August 15, 2020	17,539	17,713,924
CITGO Holding, Inc.
Term Loan, 9.65%, Maturing May 12, 2018	8,567	8,684,622
CITGO Petroleum Corporation
Term Loan, 4.65%, Maturing July 29, 2021	11,003	11,090,182
Crestwood Holdings, LLC
Term Loan, 9.04%, Maturing June 19, 2019	7,769	7,740,040
Energy Transfer Equity L.P.
Term Loan, 3.73%, Maturing February 2, 2024	5,600	5,615,999
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	12,537	12,271,039
Term Loan, 8.00%, Maturing August 31, 2020	14,225	13,976,063
Term Loan, 8.38%, Maturing September 30, 2020	3,998	3,638,153
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	5,552	4,413,864
Floatel International Ltd.
Term Loan, 6.15%, Maturing June 27, 2020	3,847	3,212,343
MEG Energy Corp.
Term Loan, 4.63%, Maturing December 31, 2023	42,720	42,836,582

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Paragon Offshore Finance Company
Term Loan, 5.75%, Maturing July 18, 2021	9,112	$3,582,219
Seadrill Partners Finco, LLC
Term Loan, 4.15%, Maturing February 21, 2021	25,496	17,209,539
Sheridan Investment Partners II L.P.
Term Loan, 4.56%, Maturing December 16, 2020	337	279,417
Term Loan, 4.56%, Maturing December 16, 2020	904	749,216
Term Loan, 4.56%, Maturing December 16, 2020	6,499	5,385,892
Sheridan Production Partners I, LLC
Term Loan, 4.60%, Maturing October 1, 2019	897	776,413
Term Loan, 4.60%, Maturing October 1, 2019	1,468	1,271,129
Term Loan, 4.60%, Maturing October 1, 2019	11,079	9,592,833
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	536	482,018
Ultra Resources, Inc.
Term Loan, 4.00%, Maturing March 23, 2024	11,075	10,988,482

		$203,665,703

Publishing — 1.9%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020	1,057	$547,221
Ascend Learning, LLC
Term Loan, 5.52%, Maturing July 31, 2019	16,528	16,634,349
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	41,706	37,031,780
Harland Clarke Holdings Corp.
Term Loan, 7.15%, Maturing December 31, 2021	5,062	5,103,843
Term Loan, 6.65%, Maturing February 9, 2022	8,821	8,850,915
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	8,284	8,408,750
Merrill Communications, LLC
Term Loan, 6.42%, Maturing June 1, 2022	5,081	5,093,372
Nielsen Finance, LLC
Term Loan, 2.99%, Maturing October 4, 2023	25,753	25,892,160
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	12,289	12,421,845
Springer Science+Business Media Deutschland GmbH
Term Loan, 6.30%, Maturing August 14, 2020	12,965	13,008,342
Tweddle Group, Inc.
Term Loan, 7.17%, Maturing October 24, 2022	8,073	8,133,358

		$141,125,935

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television — 3.2%
ALM Media Holdings, Inc.
Term Loan, 5.65%, Maturing July 31, 2020	5,849	$5,556,780
AP NMT Acquisition B.V.
Term Loan, 6.90%, Maturing August 13, 2021	5,961	5,301,471
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023	13,278	13,424,213
Term Loan, Maturing March 2, 2024(4)	4,200	4,234,125
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	40,287	31,612,675
Entercom Radio, LLC
Term Loan, 4.55%, Maturing November 1, 2023	17,531	17,662,586
Entravision Communications Corporation
Term Loan, 3.65%, Maturing May 31, 2020	12,570	12,625,077
Gray Television, Inc.
Term Loan, 3.48%, Maturing February 7, 2024	2,369	2,393,345
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	5,537	5,565,143
iHeartCommunications, Inc.
Term Loan, 7.74%, Maturing January 30, 2019	14,994	12,876,250
Term Loan, 8.49%, Maturing July 30, 2019	2,571	2,207,900
Mission Broadcasting, Inc.
Term Loan, 3.99%, Maturing January 17, 2024	2,593	2,613,200
Nexstar Broadcasting, Inc.
Term Loan, 3.99%, Maturing January 17, 2024	26,687	26,899,336
Raycom TV Broadcasting, LLC
Term Loan, 3.99%, Maturing August 4, 2021	6,590	6,581,327
Sinclair Television Group, Inc.
Term Loan, 3.25%, Maturing January 3, 2024	17,581	17,644,967
Univision Communications, Inc.
Term Loan, 3.75%, Maturing March 15, 2024	74,357	73,928,777

		$241,127,172

Retailers (Except Food and Drug) — 3.4%
Bass Pro Group, LLC
Term Loan, 5.90%, Maturing June 9, 2018	3,225	$3,257,250
Term Loan, 6.15%, Maturing December 16, 2023	9,550	9,320,208
BJ’s Wholesale Club, Inc.
Term Loan, 4.75%, Maturing February 3, 2024	8,100	8,074,688
CDW, LLC
Term Loan, 3.15%, Maturing August 17, 2023	18,000	18,138,476
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022	789	792,953
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	17,027	14,530,014

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	16,215	$14,856,712
Harbor Freight Tools USA, Inc.
Term Loan, 4.24%, Maturing August 19, 2023	18,303	18,298,164
J. Crew Group, Inc.
Term Loan, 4.08%, Maturing March 5, 2021	23,293	15,548,007
Men’s Wearhouse, Inc. (The)
Term Loan, 4.53%, Maturing June 18, 2021	9,800	9,432,791
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 30, 2023	13,494	13,497,272
Neiman Marcus Group Ltd., LLC
Term Loan, 4.25%, Maturing October 25, 2020	20,031	16,032,563
Party City Holdings, Inc.
Term Loan, 4.17%, Maturing August 19, 2022	22,893	22,899,541
PetSmart, Inc.
Term Loan, 4.02%, Maturing March 11, 2022	38,999	36,000,684
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	11,569	11,380,778
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	6,183	5,981,785
Rent-A-Center, Inc.
Term Loan, 3.99%, Maturing March 19, 2021	963	948,041
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	22,293	21,457,491
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	9,450	9,520,875
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	1,415	1,389,290

		$251,357,583

Steel — 1.0%
Atkore International, Inc.
Term Loan, 4.15%, Maturing December 22, 2023	13,296	$13,415,460
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	14,173	14,278,007
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	10,460	10,381,569
Zekelman Industries, Inc.
Term Loan, 4.91%, Maturing June 14, 2021	36,296	36,772,642

		$74,847,678

Surface Transport — 0.6%
Avis Budget Car Rental, LLC
Term Loan, 3.15%, Maturing March 15, 2022	9,786	$9,811,227

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Surface Transport (continued)
Hertz Corporation (The)
Term Loan, 3.74%, Maturing June 30, 2023		7,543	$7,561,269
Kenan Advantage Group, Inc.
Term Loan, 4.00%, Maturing July 31, 2022		978	979,909
Term Loan, 4.00%, Maturing July 31, 2022		3,217	3,222,293
PODS, LLC
Term Loan, 4.25%, Maturing February 2, 2022		2,967	2,990,126
Stena International S.a.r.l.
Term Loan, 4.15%, Maturing March 3, 2021		20,473	18,962,894

			$43,527,718

Technology — 0.4%
Seattle Spinco, Inc.
Term Loan, Maturing April 30, 2024(4)		31,313	$31,469,799

			$31,469,799

Telecommunications — 4.5%
Arris Group, Inc.
Term Loan, Maturing April 19, 2024(4)		575	$579,125
Ciena Corporation
Term Loan, 3.49%, Maturing January 28, 2022		6,703	6,757,698
Colorado Buyer, Inc.
Term Loan, Maturing March 28, 2024(4)		7,875	7,941,898
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023		12,218	12,321,590
Term Loan, Maturing October 5, 2023(4)		5,175	5,214,459
eircom Finco S.a.r.l.
Term Loan, 3.25%, Maturing March 14, 2024	EUR	16,875	18,414,487
Global Eagle Entertainment, Inc.
Term Loan, 7.32%, Maturing January 6, 2023		11,775	10,921,313
Hargray Communications Group, Inc.
Term Loan, Maturing March 22, 2024(4)		3,500	3,522,603
Intelsat Jackson Holdings S.A.
Term Loan, 3.89%, Maturing June 30, 2019		63,059	62,414,917
IPC Corp.
Term Loan, 5.67%, Maturing August 6, 2021		16,894	15,943,740
Level 3 Financing, Inc.
Term Loan, 3.24%, Maturing February 22, 2024		23,800	23,907,100
LSF9 Atlantis Holdings, LLC
Term Loan, Maturing April 21, 2023(4)		9,550	9,550,000
Onvoy, LLC
Term Loan, 5.65%, Maturing February 10, 2024		15,625	15,657,547
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021		9,464	9,519,652
Term Loan, 3.25%, Maturing June 10, 2022		1,958	1,965,304

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Sprint Communications, Inc.
Term Loan, 3.50%, Maturing February 2, 2024	54,525	$54,632,905
Syniverse Holdings, Inc.
Term Loan, 4.15%, Maturing April 23, 2019	18,900	17,399,708
Term Loan, 4.17%, Maturing April 23, 2019	11,867	10,924,630
Telesat Canada
Term Loan, 4.15%, Maturing November 17, 2023	41,755	42,155,617
U.S. Telepacific Corporation
Term Loan, Maturing April 17, 2023(4)	3,000	3,003,750

		$332,748,043

Utilities — 2.6%
Calpine Construction Finance Company L.P.
Term Loan, 3.24%, Maturing May 3, 2020	818	$821,193
Term Loan, 3.49%, Maturing January 31, 2022	7,902	7,905,764
Calpine Corporation
Term Loan, 2.75%, Maturing November 30, 2017	6,764	6,772,091
Term Loan, 2.75%, Maturing December 26, 2019	3,925	3,934,463
Term Loan, 3.90%, Maturing January 15, 2024	37,242	37,416,343
Dayton Power & Light Company (The)
Term Loan, 4.25%, Maturing August 24, 2022	4,065	4,104,615
Dynegy, Inc.
Term Loan, 4.25%, Maturing February 7, 2024	20,800	20,819,573
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.30%, Maturing June 30, 2017	7,900	7,952,669
Granite Acquisition, Inc.
Term Loan, 5.15%, Maturing December 19, 2021	1,045	1,055,317
Term Loan, 5.15%, Maturing December 19, 2021	23,208	23,444,835
Helix Gen Funding, LLC
Term Loan, Maturing February 23, 2024(4)	8,425	8,532,419
Invenergy Thermal Operating I, LLC
Term Loan, 6.65%, Maturing October 19, 2022	1,688	1,637,287
Lightstone Generation, LLC
Term Loan, 5.50%, Maturing January 30, 2024	1,861	1,873,829
Term Loan, 5.50%, Maturing January 30, 2024	30,164	30,373,591
Lonestar Generation, LLC
Term Loan, 5.30%, Maturing February 22, 2021	8,911	7,930,690
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	10,488	8,678,975
Talen Energy Supply, LLC
Term Loan, 5.00%, Maturing April 15, 2024	6,850	6,815,750
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2023	13,770	13,872,956

		$193,942,360

Total Senior Floating-Rate Loans (identified cost $8,503,870,509)		$8,429,720,967

Corporate Bonds & Notes — 3.7%

Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%
Federal-Mogul Holdings, LLC
4.545%, 4/15/24(7)(8)	EUR	6,000	$6,527,302

			$6,527,302

Cable and Satellite Television — 0.0%(9)
Virgin Media Secured Finance PLC
5.50%, 1/15/25(7)		1,825	$1,879,750

			$1,879,750

Chemicals and Plastics — 0.3%
Hexion, Inc.
6.625%, 4/15/20		24,250	$23,037,500
PQ Corp.
6.75%, 11/15/22(7)		3,000	3,262,470

			$26,299,970

Containers and Glass Products — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		20,375	$21,011,719
4.658%, 7/15/21(7)(8)		6,975	7,149,375

			$28,161,094

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(7)		9,841	$10,099,326
7.00%, 3/15/24(7)		12,794	13,081,865

			$23,181,191

Electronics / Electrical — 0.1%
Western Digital Corp.
7.375%, 4/1/23(7)		10,400	$11,414,000

			$11,414,000

Entertainment — 0.1%
Vougeot Bidco PLC
7.875%, 7/15/20(7)	GBP	3,500	$4,699,262
Vue International Bidco PLC
4.918%, 7/15/20(7)(8)	EUR	2,875	3,152,547

			$7,851,809

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.0%(9)
International Lease Finance Corp.
7.125%, 9/1/18(7)		750	$800,882

			$800,882

Food Products — 0.3%
Iceland Bondco PLC
4.586%, 7/15/20(7)(8)	GBP	12,425	$16,173,475
6.25%, 7/15/21(7)	GBP	3,925	5,290,130

			$21,463,605

Health Care — 1.0%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		11,650	$11,591,750
6.25%, 3/31/23		13,375	13,659,219
HCA, Inc.
4.75%, 5/1/23		4,650	4,894,125
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(7)		21,975	23,488,528
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,187,500
4.375%, 10/1/21		6,225	6,248,344

			$73,069,466

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.358%, 11/15/19(7)(8)	GBP	6,500	$8,460,889

			$8,460,889

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,336,500

			$4,336,500

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		5,459	$6,687,184
9.00%, 2/15/20(6)		2,459	3,015,217
9.00%, 2/15/20(6)		6,246	7,658,652

			$17,361,053

Security		Principal Amount* (000’s omitted)	Value

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		4,000	$4,180,000

			$4,180,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(7)		6,700	$6,850,750

			$6,850,750

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,416,334
Univision Communications, Inc.
6.75%, 9/15/22(7)		3,075	3,232,593

			$4,648,927

Retailers (Except Food and Drug) — 0.1%
B&M European Value Retail S.A.
4.125%, 2/1/22(7)	GBP	750	$1,016,644
Fresh Market, Inc. (The)
9.75%, 5/1/23(7)		8,600	7,170,250

			$8,186,894

Telecommunications — 0.1%
Wind Acquisition Finance S.A.
4.921%, 4/30/19(7)(8)	EUR	4,825	$5,337,295
6.50%, 4/30/20(7)		3,150	3,263,400

			$8,600,695

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(7)		2,000	$2,097,500
5.875%, 1/15/24(7)		5,000	5,275,000
5.25%, 6/1/26(7)		7,675	7,761,344

			$15,133,844

Total Corporate Bonds & Notes (identified cost $276,842,842)			$278,408,621

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2013-7R2A, Class DR, 8.608%, 10/15/27(7)(8)	$2,000	$2,039,863
Series 2013-7RA, Class DR, 8.298%, 10/15/28(7)(8)	3,000	3,053,753
Series 2015-16A, Class D, 6.508%, 7/15/27(7)(8)	3,000	2,947,665
Apidos CLO XIV
Series 2013-14A, Class D, 4.658%, 4/15/25(7)(8)	3,000	2,999,139
Series 2013-14A, Class E, 5.558%, 4/15/25(7)(8)	1,500	1,443,804
Apidos CLO XVII
Series 2014-17A, Class C, 4.458%, 4/17/26(7)(8)	1,500	1,495,309
Series 2014-17A, Class D, 5.908%, 4/17/26(7)(8)	1,500	1,450,612
Apidos CLO XXI
Series 2015-21A, Class D, 6.708%, 7/18/27(7)(8)	1,500	1,481,547
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 6.058%, 10/17/24(7)(8)	2,000	1,988,754
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.408%, 7/17/25(7)(8)	1,670	1,592,764
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.656%, 4/20/25(7)(8)	2,475	2,478,668
Series 2013-IA, Class E, 5.556%, 4/20/25(7)(8)	1,500	1,446,704
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.258%, 7/15/26(7)(8)	2,175	2,155,917
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class C, 4.558%, 7/15/25(7)(8)	2,000	1,999,120
Series 2013-3A, Class D, 5.758%, 7/15/25(7)(8)	1,600	1,583,902
Series 2016-4A, Class D, 8.056%, 10/20/27(7)(8)	1,500	1,536,082
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 7.256%, 10/20/28(7)(8)	2,000	2,004,032
Jay Park CLO, Ltd.
Series 2016-1A, Class D, 8.156%, 10/20/27(7)(8)	2,000	2,022,141
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.658%, 7/20/26(7)(8)	1,750	1,750,810
Series 2014-12A, Class E, 6.258%, 7/20/26(7)(8)	1,750	1,722,031
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 8.786%, 11/14/27(7)(8)	2,000	2,027,151
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.552%, 11/20/27(7)(8)	3,000	3,061,811
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.656%, 4/20/25(7)(8)	2,900	2,894,301
Octagon Investment Partners XVI, Ltd.
Series 2013-1A, Class E, 5.658%, 7/17/25(7)(8)	1,800	1,736,869
Palmer Square CLO, Ltd.
Series 2013-2A, Class DR, 7.258%, 10/17/27(7)(8)	2,450	2,426,718
Series 2014-1A, Class DR, 8.058%, 1/17/27(7)(8)	1,900	1,902,455

Security	Principal Amount (000’s omitted)	Value
Voya CLO, Ltd.
Series 2015-3A, Class D2, 6.606%, 10/20/27(7)(8)	$2,900	$2,850,683

Total Asset-Backed Securities (identified cost $54,280,339)		$56,092,605

Common Stocks — 0.5%

Security	Shares	Value

Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(10)(11)	168	$2,674,712

		$2,674,712

Automotive — 0.0%(9)
Dayco Products, LLC(3)(10)(11)	48,926	$1,541,169

		$1,541,169

Business Equipment and Services — 0.1%
Education Management Corp.(3)(10)(11)	41,829,101	$0
RCS Capital Corp.(3)(10)(11)	435,169	5,983,574

		$5,983,574

Electronics / Electrical — 0.1%
Answers Corp.(10)(11)	642,963	$8,840,741

		$8,840,741

Health Care — 0.0%(9)
New Millennium Holdco, Inc.(10)(11)	319,499	$455,286

		$455,286

Lodging and Casinos — 0.0%(9)
Tropicana Entertainment, Inc.(10)(11)	40,751	$1,420,172

		$1,420,172

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(10)(11)	1,769	$0

		$0

Oil and Gas — 0.1%
Samson Resources II, LLC, Class A(10)(11)	387,972	$6,401,538
Southcross Holdings Group, LLC(3)(10)(11)	573	0
Southcross Holdings L.P., Class A(10)(11)	573	307,988

		$6,709,526

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Publishing — 0.1%
ION Media Networks, Inc.(3)(10)	13,247	$5,944,591
MediaNews Group, Inc.(3)(10)(11)	66,239	2,370,028
Nelson Education, Ltd.(3)(10)(11)	169,215	0

		$8,314,619

Total Common Stocks (identified cost $23,846,152)		$35,939,799

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50% (3)(10)(11)	46,544	$0

Total Convertible Preferred Stocks (identified cost $3,284,920)		$0

Short-Term Investments — 1.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(12)	114,354,636	$114,388,942

Total Short-Term Investments (identified cost $114,387,524)		$114,388,942

Total Investments — 119.1% (identified cost $8,976,512,286)		$8,914,550,934

Less Unfunded Loan Commitments — (0.1)%		$(8,745,772)

Net Investments — 119.0% (identified cost $8,967,766,514)		$8,905,805,162

Other Assets, Less Liabilities — (19.0)%		$(1,419,773,935)

Net Assets — 100.0%		$7,486,031,227

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity May be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)	This Senior Loan will settle after April 30, 2017, at which time the interest rate will be determined.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities May be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $217,757,182 or 2.9% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(9)	Amount is less than 0.05%.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and May be subject to restrictions on resale.

(11)	Non-income producing security.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	22,494,198	CAD	29,444,095	HSBC Bank USA, N.A.	5/31/17	$915,343	$—
USD	6,503,016	EUR	6,000,000	HSBC Bank USA, N.A.	5/31/17	—	(41,543)
USD	70,315,754	EUR	66,146,849	State Street Bank and Trust Company	5/31/17	—	(1,834,571)
USD	13,779,659	EUR	12,875,000	State Street Bank and Trust Company	5/31/17	—	(263,873)
USD	3,720,149	EUR	3,425,000	State Street Bank and Trust Company	5/31/17	—	(15,703)
USD	1,356,227	EUR	1,250,000	State Street Bank and Trust Company	5/31/17	—	(7,223)
USD	2,823,411	GBP	2,252,907	HSBC Bank USA, N.A.	5/31/17	—	(96,758)
USD	5,156,802	GBP	4,030,000	State Street Bank and Trust Company	5/31/17	—	(66,796)
USD	28,908,066	EUR	27,000,000	Goldman Sachs International	6/30/17	—	(590,201)
USD	74,422,467	EUR	68,821,944	HSBC Bank USA, N.A.	6/30/17	—	(767,460)
USD	24,429,201	GBP	19,595,092	Goldman Sachs International	6/30/17	—	(992,999)
USD	100,769,478	EUR	92,085,788	Goldman Sachs International	7/31/17	2,575	—
USD	21,631,832	GBP	16,793,597	State Street Bank and Trust Company	7/31/17	—	(174,984)

						$917,918	$(4,852,111)

Abbreviations:

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $8,853,378,990)	$8,791,416,220
Affiliated investment, at value (identified cost, $114,387,524)	114,388,942
Cash	34,268,279
Restricted cash*	6,240,000
Foreign currency, at value (identified cost, $44,838,516)	44,847,797
Interest receivable	25,363,949
Dividends receivable from affiliated investment	60,745
Receivable for investments sold	5,001,804
Receivable for open forward foreign currency exchange contracts	917,918
Prepaid upfront fees on notes payable	1,736,060
Prepaid expenses	197,133
Total assets	$9,024,438,847

Liabilities
Notes payable	$975,000,000
Payable for investments purchased	553,439,054
Payable for open forward foreign currency exchange contracts	4,852,111
Payable to affiliates:
Investment adviser fee	2,828,982
Trustees’ fees	8,458
Accrued expenses	2,279,015
Total liabilities	$1,538,407,620
Commitments and contingencies (Note 10)
Net Assets applicable to investors’ interest in Portfolio	$7,486,031,227

Sources of Net Assets
Investors’ capital	$7,553,144,166
Net unrealized depreciation	(67,112,939)
Total	$7,486,031,227

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest and other income	$173,870,134
Dividends	1,806,816
Dividends from affiliated investment	428,735
Total investment income	$176,105,685

Expenses
Investment adviser fee	$15,103,573
Trustees’ fees and expenses	53,542
Custodian fee	716,391
Legal and accounting services	330,809
Interest expense and fees	9,042,855
Miscellaneous	146,003
Total expenses	$25,393,173

Net investment income	$150,712,512

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(17,779,443)
Investment transactions — affiliated investment	16,286
Foreign currency and forward foreign currency exchange contract transactions	7,210,328
Net realized loss	$(10,552,829)
Change in unrealized appreciation (depreciation) —
Investments	$108,935,993
Investments — affiliated investment	(5,340)
Foreign currency and forward foreign currency exchange contracts	(9,835,669)
Net change in unrealized appreciation (depreciation)	$99,094,984

Net realized and unrealized gain	$88,542,155

Net increase in net assets from operations	$239,254,667

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$150,712,512	$267,371,374
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(10,552,829)	(114,501,111)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	99,094,984	215,303,495
Net increase in net assets from operations	$239,254,667	$368,173,758
Capital transactions —
Contributions	$2,002,920,381	$743,046,528
Withdrawals	(81,781,671)	(1,125,614,046)
Net increase (decrease) in net assets from capital transactions	$1,921,138,710	$(382,567,518)

Net increase (decrease) in net assets	$2,160,393,377	$(14,393,760)

Net Assets
At beginning of period	$5,325,637,850	$5,340,031,610
At end of period	$7,486,031,227	$5,325,637,850

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2017
Net increase in net assets from operations	$239,254,667
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(3,992,006,227)
Investments sold and principal repayments	1,841,165,878
Increase in short-term investments, net	(25,203,974)
Net amortization/accretion of premium (discount)	(3,372,062)
Amortization of prepaid upfront fees on notes payable	994,595
Increase in restricted cash	(2,747,690)
Increase in interest and dividends receivable	(613,057)
Increase in dividends receivable from affiliated investment	(60,745)
Decrease in receivable for open forward foreign currency exchange contracts	4,456,609
Increase in prepaid expenses	(30,161)
Decrease in payable for cash collateral due to brokers	(3,492,310)
Increase in payable for open forward foreign currency exchange contracts	4,315,411
Increase in payable to affiliate for investment adviser fee	630,072
Increase in payable to affiliate for Trustees’ fees	2,791
Decrease in accrued expenses	(254,499)
Increase in unfunded loan commitments	1,813,842
Net change in unrealized (appreciation) depreciation from investments	(108,930,653)
Net realized loss from investments	17,763,157
Net cash used in operating activities	$(2,026,314,356)

Cash Flows From Financing Activities
Proceeds from capital contributions	$2,002,920,381
Payments for capital withdrawals	(81,781,671)
Proceeds from notes payable	475,000,000
Repayments of notes payable	(350,000,000)
Payment of prepaid upfront fees on notes payable	(2,000,000)
Net cash provided by financing activities	$2,044,138,710

Net increase in cash*	$17,824,354

Cash at beginning of period(1)	$61,291,722

Cash at end of period(1)	$79,116,076

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$10,078,209

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(13,275).

(1)	Balance includes foreign currency, at value.

39	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(1)	0.51	%(2)	0.58%	0.58%	0.55%	0.52%	0.61%
Interest and fee expense	0.28	%(2)	0.44%	0.34%	0.27%	0.22%	0.34%
Total expenses(1)	0.79	%(2)	1.02%	0.92%	0.82%	0.74%	0.95%
Net investment income	4.66	%(2)	5.52%	5.09%	4.80%	4.97%	5.73%
Portfolio Turnover	24	%(3)	38%	27%	38%	29%	37%

Total Return	3.87	%(3)	8.32%	0.72%	2.84%	6.25%	9.94%

Net assets, end of period (000’s omitted)	$7,486,031		$5,325,638	$5,340,032	$6,497,751	$7,113,677	$3,241,781

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

40	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Real Return Fund held an interest of 97.4%, 2.1% and 0.5% respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or

41

Senior Debt Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

42

Senior Debt Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion and 0.375% over $10 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee totaled $15,103,573 or 0.47% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $4,156,260,365 and $1,829,979,163, respectively, for the six months ended April 30, 2017. Included in purchases are the cost of securities purchased by the Portfolio from investment companies or accounts advised by EVM or its affiliates of $433,178,829. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,968,702,334

Gross unrealized appreciation	$79,157,578
Gross unrealized depreciation	(142,054,750)

Net unrealized depreciation	$(62,897,172)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $4,852,111. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $6,240,000 at April 30, 2017.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in

43

Senior Debt Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$917,918	$(4,852,111)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$2,575	$(2,575)	$—	$—	$—
HSBC Bank USA, N.A.	915,343	(905,761)	—	—	9,582

	$917,918	$(908,336)	$—	$—	$9,582

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(1,583,200)	$2,575	$—	$1,580,625	$—
HSBC Bank USA, N.A.	(905,761)	905,761	—	—	—
State Street Bank and Trust Company	(2,363,150)	—	—	2,363,150	—

	$(4,852,111)	$908,336	$—	$3,943,775	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

44

Senior Debt Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$5,564,505	$(8,772,020)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding (based on the absolute value of notional amounts of currency purchased and currency sold) during the six months ended April 30, 2017, which is indicative of the volume of this derivative type, was approximately $293,685,000.

6  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and direct bank lenders that allows it to borrow up to $2.0 billion and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged based on the conduits’ commercial paper issuance rate or, for the portion of borrowings from direct bank lenders, one-month LIBOR or prime rate and is payable monthly. Under the terms of the Agreement, in effect through March 12, 2018, the Portfolio also pays an annual fee equal to 0.67% on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the amount of the facility. Program and liquidity fees for the six months ended April 30, 2017 totaled $4,672,368 and are included in interest expense in the Statement of Operations. In connection with the renewal of the Agreement on March 13, 2017, the Portfolio paid an upfront fee of $2,000,000, which is being amortized to interest expense through March 12, 2018. The unamortized balance at April 30, 2017 is $1,736,060 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2017, the Portfolio had borrowings outstanding under the Agreement of $975,000,000 at an interest rate of 1.04%. The carrying amount of the borrowings at April 30, 2017 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2017. For the six months ended April 30, 2017, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $753,176,796 and 0.88%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

45

Senior Debt Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,405,553,859	$15,421,336	$8,420,975,195
Corporate Bonds & Notes	—	278,408,621	—	278,408,621
Asset-Backed Securities	—	56,092,605	—	56,092,605
Common Stocks	1,420,172	16,005,553	18,514,074	35,939,799
Convertible Preferred Stocks	—	—	0	0

Short-Term Investments	—	114,388,942	—	114,388,942

Total Investments	$1,420,172	$8,870,449,580	$33,935,410	$8,905,805,162

Forward Foreign Currency Exchange Contracts	$—	$917,918	$—	$917,918

Total	$1,420,172	$8,871,367,498	$33,935,410	$8,906,723,080

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(4,852,111)	$—	$(4,852,111)

Total	$—	$(4,852,111)	$—	$(4,852,111)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2017 is not presented. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $6,405,000 (equal to 0.09% of net assets at April 30, 2017). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

46

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

47

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

48

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any

49

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

50

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Senior Debt Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

51

Eaton Vance Funds

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763 4.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 26, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017